LAND USE RIGHT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Land Use Right [Line Items]
Land Use Rights Useful Life	50 years
Amortization of land use right	$ 6,724	$ 6,556	$ 6,405